Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2024
Intangible Assets [Abstract]
Schedule of Intangible Assets	Intangible assets as of June 30, 2024 and December 31, 2023 consisted of the following:
	June 30, 2024	December 31, 2023
Intangible assets
Cost	$37,497	$12,761
Accumulated amortization	(6,379)	(4,199)
Additions, at cost	11,628	25,620
Amortization current period	(2,352)	(2,329)
Intangible assets, net	$40,394	$31,853

Schedule of Amortization	Five succeeding years of amortization are as follows:
Year	Amortization	Net carrying value
2025	$4,913	$35,481
2026	4,913	30,568
2027	4,913	25,655
2028	4,913	20,742
2029	4,913	15,829